Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Intangible assets and goodwill

15.   Intangible assets and goodwill

Intangible assets

Reconciliation of carrying amount of Intangible assets is presented below:

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2021	771	—	771
Additions	4	334	338
Acquisitions through business combinations	—	52	52
Balance at December 31, 2021	775	386	1,161

Amortization
Balance at January 1, 2021	695	—	695
Amortization for the year	55	145	200
Balance at December 31, 2021	750	145	895

Carrying amounts
Balance at December 31, 2021	25	241	266

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2022	775	386	1,161
Additions	17	47	64
Acquisitions through business combinations (see Note 15.C)	26	17,638	17,664
Disposals through the sale	(26)	(449)	(475)
Effect of foreign exchange rates	3	15	18
Balance at December 31, 2022	795	17,637	18,432

Amortization
Balance at January 1, 2022	750	145	895
Amortization for the year	22	4,372	4,394
Impairment loss	—	547	547
Disposals through the sale	(10)	(355)	(365)
Effect of foreign exchange rates	—	(16)	(16)
Balance at December 31, 2022	762	4,693	5,455

Carrying amounts
Balance at December 31, 2022	33	12,944	12,977

Acquisition of intangibles in 2022 consists of the intangible assets acquired as part of the acquisition of Lightmap Ltd. The intangible assets acquired mainly include the assets related to the Lightmap’s game “Pixel Gun” and were evaluated as discussed in Note 4 above. The respective intangible assets are amortized over a period of four years. The impairment attributable to intangible assets is accrued based on the CGU valuation as discussed below.

The amount of amortization is mostly attributable to the Game operation cost.

Business combinations and goodwill

A.Acquisition of game development studios

On January 25, 2022, Company’s Board of directors approved the acquisition of interest in three game development studios, aiming at accelerating the Group’s product growth strategy and enlarging its player base.

The Company acquired 100%, 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd, Lightmap LLC, MX Capital Ltd, and Castcrown Ltd, respectively.

On January 27, 2022, the Company entered into a share purchase agreement to acquire 100% of the issued share capital of Gracevale Ltd, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, consideration in the form of the Company’s equity of 3,158, and a deferred share consideration of 8,237. In parallel with the acquisition of Gracevale Ltd, the Company also acquired 100% of Lightmap LLC for an amount of 150, which was taking part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022. The deal is accounted for as business combinations based on the provisions of IFRS 3. Gracevale Ltd was renamed to Lightmap Ltd on March 30, 2022.

Based on the Share Purchase Agreement at the date of acquisition the sellers received the option to require GDEV Inc. to acquire back the Company’s shares issued or to be issued to the seller as part of the acquisition for a price of US$ 10.00 per share. There are two scenarios when the option becomes exercisable:

●	the first scenario is when the shares are ineligible for sale on Nasdaq in one year from the date of allotment of such shares;
●	the second scenario represents a general right of the sellers to sell their outstanding consideration shares to GDEV Inc. no later than two years from the acquisition date.

The option is recognized on the acquisition date in the amount of 13,499 in the line Put option liability in this consolidated statement of financial position calculated as the present value of the redemption amount of the share consideration discounted using the Company’s incremental borrowing rate of 3%. The unwinding of the discount from the acquisition date until the reporting date amounted to 366.

Acquisitions completed in 2021 are described in Note 8.

B.Consideration transferred

The following table summarises the acquisition-date fair value of each major class of consideration transferred.

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Lightmap Ltd and Lightmap LLC are treated as one integrated business under common control for the acquisition made as in substance they represent different legal entities within one business.

Share consideration and deferred share consideration fair value were determined using the number of the shares stated in the share purchase agreement multiplied by the share price of GDEV Inc. as at the date of acquisition, which is US$ 7.97.

The difference between the fair values of share consideration and put option of the sellers of Lightmap Ltd of 2,103 is reflected in the consolidated statement of changes in equity in the line “Issue of ordinary shares related to business combination”.

C.Fair value of the assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Lightmap Ltd (Lightmap LLC did not have any material assets or liabilities) as at the date of acquisition were:

Fair value recognized on acquisition,
January 31, 2022, Lightmap Ltd
Assets
Property and equipment (Note 4)	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
NCI	—
Purchase consideration transferred	67,062

The Group recognized certain tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Lightmap Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 1,662.

The Group also recognized a liability in respect of Lightmap Ltd of 1,497 in relation to indirect taxes (VAT and withholding/sale taxes), as it considered that there is a present obligation as a result of past events with the probable outflow of resources. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the share purchase agreement.

As at December 31, 2022 the amount of the mentioned liability was decreased by 810 with the respective decrease of the indemnification asset accrued mostly due to the disposal of Lightmap LLC.

D.Goodwill

Goodwill recognized in the amount of 46,950 is attributable primarily to the expected future cash flows to be produced by the acquired business and was assigned to the separate CGU Lightmap Ltd. None of the goodwill is expected to be deductible for income tax purposes. The Company recognized separately from the acquisition the cost of the due diligence of 51 as acquisition-related costs that were expensed in the current period within General and administrative expenses.

Lightmap Ltd’s property and equipment consist of office equipment purchased within the last three years, its fair value approximates its carrying amount.

At the date of the acquisition, the fair value of the trade and other payables of Lightmap Ltd approximates their carrying amount due to the fact they are represented by short-term advances received and VAT payable.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The Group’s trade and other receivables amount represents gross contractual amounts for the acquired receivables, its fair value approximates its carrying amount as they are predominantly short-term.

Lightmap Group (i.e. Lightmap Ltd and its subsidiaries) as one CGU was tested for impairment as at December 31, 2022.

From the date of acquisition Lightmap Ltd has contributed revenue of 7,294 and net loss before tax of 6,312 to the operations of the Group.

If the acquisition had taken place at the beginning of the year, consolidated revenue of the Group would have been 480,247 and profit before tax from for the period would have been 10,627.

For the details of measurement of the intangible assets recognized as at acquisition date see Note 4.

E.Reconciliation of carrying amount of goodwill

Cost

Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836

The Group performed its annual impairment test as at December 31, 2022.

The recoverable amount of the CGU of 9,606 as at December 31, 2022 has been determined based on a fair value less cost of disposal using public peer group multiples, which was higher than value in use. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 17.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group's business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/EBITDA of 8.03 and 6.86 as forward multiples of 2023 and 2024, respectively, and the cost of disposal was estimated to be insignificant. As a result of this analysis, management has recognized an impairment charge of 47,494 related to the CGU Lightmap Ltd in the current year, which was allocated to the goodwill attributed to this CGU in the amount of 46,947 and the remaining 547 was allocated to the Intangible asset. The impairment was the result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty, which led to a decrease in bookings in CGU Lightmap Ltd. Goodwill impairment charge is included in the line Goodwill and investment impairment in the consolidated statement of profit or loss and other comprehensive income, the impairment charge related to Intangible asset is included in the line General and administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

The impairment process includes assumptions of significant importance, such as a compound average growth rate of revenues over the forecasted period of 22%, the discount rate as a pre-tax weighted average cost of capital (WACC) as mentioned above, the exit EV/EBITDA of 3, the list of peer companies, and the discount to the peer multiples of 2% to EV/EBITDA multiples. The assumptions used are based on management's best judgment and were made using Level 2 inputs.

Sensitivity to input parameters

Our estimates are sensitive to input parameters, particularly to change in the multiples stated above (EV/EBITDA). Below is the analysis of sensitivity to this parameter:

●	While other parameters remain constant, an increase/decrease of the EV/EBITDA multiple by 10% would increase/decrease the recoverable amount based on fair value less cost of disposal as at December 31, 2022 by 520/(520).